Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERTNYS

1-32681

NYSE

05069323

November 23, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531 – STOP 1004
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, PetroQuest Energy, Inc., Common Stock, par value $0.001 per share and Preferred Stock Purchase Rights and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 23, 2005. Tentative listing date – November 30, 2005.

Sincerely,